Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	SEI ASSET ALLOCATION TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2011
SAAT DEFENSIVE STRATEGY FUND (First Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNSAX
SAAT DEFENSIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STDAX
SAAT CONSERVATIVE STRATEGY FUND (First Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSAX
SAAT CONSERVATIVE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGAX
SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMOAX
SAAT MODERATE STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MODERATE STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXMAX
SAAT AGGRESSIVE STRATEGY FUND (First Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGAX
SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND (Prospectus Summary) | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISAX
SAAT CORE MARKET STRATEGY FUND (First Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOKAX
SAAT CORE MARKET STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT CORE MARKET STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKTAX
SAAT MARKET GROWTH STRATEGY FUND (First Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRWAX
SAAT MARKET GROWTH STRATEGY ALLOCATION FUND (Prospectus Summary) | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOAX
SAAT CONSERVATIVE STRATEGY FUND (Second Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTDX
SAAT MODERATE STRATEGY FUND (Second Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSDX
SAAT AGGRESSIVE STRATEGY FUND (Second Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASDX
SAAT MARKET GROWTH STRATEGY FUND (Second Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKDX
SAAT DEFENSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT DEFENSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEDIX
SAAT CONSERVATIVE STRATEGY FUND (Third Prospectus Summary) | SAAT CONSERVATIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICIX
SAAT MODERATE STRATEGY FUND (Third Prospectus Summary) | SAAT MODERATE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSIX
SAAT AGGRESSIVE STRATEGY FUND (Third Prospectus Summary) | SAAT AGGRESSIVE STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAIX
SAAT CORE MARKET STRATEGY FUND (Third Prospectus Summary) | SAAT CORE MARKET STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMSX
SAAT MARKET GROWTH STRATEGY FUND (Third Prospectus Summary) | SAAT MARKET GROWTH STRATEGY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGSX